Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
Subsequent event
17.	Subsequent event

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that these consolidated financial statements were available to be issued. Other than those disclosed in Note 16 to the financial statements, there was no other subsequent event that required recognition or disclosure.